Leases - Schedule of Future Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future lease payments under operating leases
2025	$ 3,017
2026	2,551
2027	2,499
2028	2,541
2029	2,537
Thereafter	5,137
Total future lease payments	18,282
Less: Imputed interest	2,718
Total lease liability balance	$ 15,564